SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE NOTES) (Details Narrative) - USD ($)	Mar. 21, 2024	Nov. 20, 2023	Nov. 18, 2023	Jun. 30, 2024		Feb. 23, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 06, 2023	Dec. 31, 2022
Cash received additionally from single investor				$ 0			$ 22,000
Cash received from single investor
Stardust Power Inc And Subsidiary [Member]
Cash received additionally from single investor				641,966
Cash received from single investor				55,884	[1]		218,556	[2]
Fair value of SAFE notes				8,938,600			5,212,200
SAFE Note [Member] | Stardust Power Inc And Subsidiary [Member]
Fair value of SAFE notes				$ 6,367,200			$ 5,212,200
SAFE Note [Member] | Stardust Power Inc And Subsidiary [Member] | Financing Commitment and Equity Line of Credit Agreement [Member] | American Investor Group Direct LLC [Member]
Stock Option, Down Round Feature, Increase (Decrease) in Equity, Amount	$ 15,000,000
SAFE Note [Member] | Stardust Power Inc And Subsidiary [Member] | Preferred Stock [Member]
Discount rate percentage			20.00%
SAFE Note [Member] | Stardust Power Inc And Subsidiary [Member] | Call Option [Member]
Cash received from single investor		$ 25,000,000
SAFE Note [Member] | Nonrelated Party [Member] | Stardust Power Inc And Subsidiary [Member]
Cash received additionally from single investor		2,000,000								$ 2,000,000
Deposit received		1,000,000							$ 1,000,000
Cash received from single investor		$ 3,000,000
Cash received from single investor, description		The SAFE notes provide the Company an option to call for additional preferred stock up to $25,000,000 based on the contingent event of SAFE note conversion and notice issued by the Board, and achievement of certain milestones, for up to 42 months following such conversion. This feature was determined to be an embedded feature and is valued as part of the liability value associated with the instrument as a whole. The terms for SAFE notes were amended on November 18, 2023 for both the original and new issuance to introduce a discount rate of 20% to the lowest price per share of preferred stock sold or the listing price of the Company’s common stock upon consummation of a SPAC transaction or IPO.
Third SAFE Note [Member] | Investor [Member] | Stardust Power Inc And Subsidiary [Member]
Cash received additionally from single investor						$ 200,000

[1]	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.
[2]	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.